Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Retirement Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined benefit plan, employer contribution	$ 1.2	$ 0.8	$ 0.9